Warrant Liability - Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model (Details) - Warrant Liability [Member]	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share price [Member]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model [Line Items]
Warrant liabilities, measurement input	1.32	1.94	2.79
Exercise price [Member]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model [Line Items]
Warrant liabilities, measurement input	4.49	4.49	4.49
Expected term (years) [Member]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model [Line Items]
Warrant liabilities, measurement input	1.16	1.54	2.04
Risk-free interest rate [Member]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model [Line Items]
Warrant liabilities, measurement input	3.96	4.2	4.2
Expected volatility [Member]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model [Line Items]
Warrant liabilities, measurement input	90	100	80